Currency translation rates	12 Months Ended
Dec. 31, 2023
Foreign Exchange Rates [Line Items]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory

Note 32

Currency translation rates

The

following

table

shows

the

rates

of

the

main

currencies

used

to

translate

the

financial

information

of

UBS

AG’s
operations with a functional currency other than the

US dollar into US dollars.

Closing exchange rate Average rate
1
As of For the year ended
31.12.23 31.12.22 31.12.23 31.12.22 31.12.21
1 CHF 1.19 1.08 1.11 1.05 1.09
1 EUR 1.10 1.07 1.08 1.05 1.18
1 GBP 1.28 1.21 1.25 1.23 1.37
100 JPY 0.71 0.76 0.71 0.76 0.91
1 Monthly income statement items of

operations with a functional currency

other than the US dollar

are translated into US dollars

using month-end rates.

Disclosed average rates for

a year represent an average

of
twelve month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the

same functional currency for each month. Weighted average rates for individual business divisions
may deviate from the weighted average rates for UBS AG.